Note 6 - Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Note 6 - Interest Rate Swaps (Details) [Line Items]
Deposit Assets	$ 350	$ 350
Interest Rate Swap [Member]
Note 6 - Interest Rate Swaps (Details) [Line Items]
Derivative Asset, Notional Amount	10,727	11,684
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 29	$ 38